Schedule of Investments (unaudited)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3-mo. LIBOR US + 1.30%), 6.56%, 01/15/33(a)(b)	USD	250	$ 246,830
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/26		1,385	1,300,041
Series 2022-1, Class A, 2.21%, 03/15/27		1,711	1,620,895
Series 2022-2, Class A, 3.39%, 05/15/27		3,560	3,435,611
Series 2022-3, Class A, 3.75%, 08/15/27		5,384	5,219,811
Series 2023-1, Class A, 4.87%, 05/15/28		1,677	1,667,101
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 08/18/25		373	370,102
Series 2021-3, Class A3, 0.76%, 08/18/26		1,288	1,244,597
Series 2022-1, Class A3, 2.45%, 11/18/26		797	771,350
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3-mo. LIBOR US + 1.09%), 6.36%, 01/28/31(a)(b)		460	456,739
Atrium XIII, Series 13A, Class B, (3-mo. LIBOR US + 1.50%), 6.77%, 11/21/30(a)(b)		800	781,668
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27		4,763	4,599,651
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	817,881
Series 2023-A1, Class A1, 4.79%, 05/15/28		2,758	2,738,142
Bain Capital Credit CLO Ltd., Series 2021-5A, Class B, (3-mo. LIBOR US + 1.65%), 6.92%, 10/23/34(a)(b)		500	478,447
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, (3-mo. LIBOR US + 1.00%), 6.25%, 07/20/29(a)(b)		376	373,174
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. LIBOR US + 1.10%), 6.35%, 01/20/31(a)(b)		485	481,881
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.08%), 6.38%, 04/30/31(a)(b)		480	476,856
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/35(a)		63	62,009
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3-mo. LIBOR US + 1.75%), 7.02%, 10/19/34(a)(b)		250	243,301
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. LIBOR US + 1.75%), 7.01%, 07/25/34(a)(b)		250	247,032
BMW Vehicle Owner Trust, Series 2022-A, Class A3, 3.21%, 08/25/26		2,722	2,646,370
Canyon CLO Ltd., Series 2021-4A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 10/15/34(a)(b)		250	248,783
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 03/15/27		3,331	3,188,297
Series 2022-A2, Class A, 3.49%, 05/15/27		6,525	6,307,182
Series 2022-A3, Class A, 4.95%, 10/15/27		966	959,457
Series 2023-A1, Class A, 4.42%, 05/15/28		1,167	1,146,805
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		2,053	1,985,457
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25		600	582,868
Series 2021-2, Class A3, 0.52%, 02/17/26		602	581,635
Series 2022-2, Class A3, 3.49%, 02/16/27		3,234	3,150,144
Series 2022-3, Class A3, 3.97%, 04/15/27		1,390	1,356,701
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. LIBOR US + 1.10%), 6.36%, 07/17/31(a)(b)		500	495,095
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3-mo. LIBOR US + 1.00%), 6.25%, 01/20/31(a)(b)		1,489	1,475,671
Series 2018-7A, Class A2, (3-mo. LIBOR US + 1.13%), 6.38%, 01/20/31(a)(b)		875	849,819
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3-mo. LIBOR US + 1.20%), 6.47%, 10/22/31(a)(b)	USD	1,000	$ 995,729
Series 2017-1A, Class AR, (3-mo. LIBOR US + 1.01%), 6.27%, 04/23/29(a)(b)		400	397,238
CNH Equipment Trust, Series 2022-B, Class A3, 3.89%, 08/16/27		614	596,768
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. LIBOR US + 0.80%), 5.95%, 06/25/52(a)(b)		205	198,309
Series 2021-C, Class B, 2.72%, 07/26/55(a)		100	83,285
Series 2023-A, Class A1, (TSFR1M + 1.90%), 0.00%, 05/25/55(a)(b)		511	512,916
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 02/15/30(a)		588	576,372
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		780	757,375
Series 2022-3A, Class A, 6.57%, 10/15/32(a)		452	452,237
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.24%), 6.50%, 07/15/36(a)(b)		250	248,000
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3-mo. LIBOR US + 1.75%), 7.01%, 10/15/36(a)(b)		250	247,877
Discover Card Execution Notes Trust
Series 2017-A5, Class A5, (1-mo. LIBOR US + 0.60%), 5.79%, 12/15/26(b)		925	925,158
Series 2022-A3, Class A3, 3.56%, 07/15/27		4,425	4,274,751
Series 2023-A1, Class A, 4.31%, 03/15/28		1,120	1,095,297
Series 2023-A2, Class A, 4.93%, 06/15/28		1,831	1,830,753
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)		395	384,850
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3-mo. LIBOR US + 1.02%), 6.27%, 04/15/29(a)(b)		203	202,258
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. LIBOR US + 1.70%), 6.96%, 10/15/30(a)(b)		700	686,030
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		76	66,288
ELFI Graduate Loan Program LLC, Series 2022-A, Class A, 4.51%, 08/26/47(a)		506	480,805
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		972	966,593
Series 2023-2, Class A3, 5.50%, 04/22/30(a)		196	193,805
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)		338	330,468
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	510	367,085
Ford Credit Auto Owner Trust
Series 2021-A, Class A3, 0.30%, 08/15/25	USD	265	258,269
Series 2022-B, Class A4, 3.93%, 08/15/27		417	404,485
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,206	1,180,047
Series 2023-A, Class A3, 4.65%, 02/15/28		201	198,452
Series 2023-B, Class A3, 5.23%, 05/15/28		614	612,952
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A, 4.06%, 11/15/30		397	375,184
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,696	1,677,128
Series 2023-1, Class A2, (SOFR30A + 1.25%), 6.32%, 05/15/28(a)(b)		260	261,732
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	274,695
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. LIBOR US + 1.22%), 6.44%, 05/16/38(a)(b)		305	296,348

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. LIBOR US + 1.40%), 6.67%, 07/24/30(a)(b)	USD	250	$ 241,798
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 01/22/31(a)(b)		1,490	1,473,929
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	252,860
Series 2022-2, Class A3, 3.10%, 02/16/27		931	900,883
Series 2022-2, Class A4, 3.25%, 04/17/28		629	598,664
Series 2022-3, Class A4, 3.71%, 12/16/27		887	855,656
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,369	1,366,416
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		142	108,162
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		127	97,673
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		108	86,310
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		78	68,162
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		823	754,283
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		345	328,355
Honda Auto Receivables Owner Trust
Series 2020-1, Class A4, 1.63%, 10/21/26		900	897,751
Series 2021-1, Class A3, 0.27%, 04/21/25		416	406,676
Series 2023-1, Class A3, 5.04%, 04/21/27		1,050	1,043,200
Series 2023-2, Class A3, 4.93%, 11/15/27		1,483	1,473,585
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 05/15/26		700	672,472
Series 2022-B, Class A3, 3.72%, 11/16/26		507	493,694
Series 2023-A, Class A3, 4.58%, 04/15/27		998	982,676
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. LIBOR US + 1.80%), 7.06%, 07/25/34(a)(b)		250	243,497
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 03/15/28		529	528,098
KKR CLO 13 Ltd., Series 13, Class A1R, (3-mo. LIBOR US + 0.80%), 6.06%, 01/16/28(a)(b)		50	49,450
LCM XXI LP, Series 21A, Class AR, (3-mo. LIBOR US + 0.88%), 6.13%, 04/20/28(a)(b)		34	33,773
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(a)		330	284,683
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1-mo. LIBOR US + 1.30%), 6.49%, 07/15/36(a)(b)		220	214,543
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		284	273,070
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		140	122,915
Mosaic Solar Loan Trust
Series 2022-1A, Class A, 2.64%, 01/20/53(a)		194	164,921
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		163	150,679
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		206	205,371
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. LIBOR US + 0.90%), 6.09%, 11/15/68(a)(b)		1,339	1,317,013
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		265	250,898
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		101	93,374
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		361	326,878
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		454	407,228
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		640	567,855
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		881	773,416
Series 2021-A, Class A, 0.84%, 05/15/69(a)		75	64,894
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		460	397,432
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		1,015	959,412
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		653	579,578
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-CA, Class AFL, (1-mo. LIBOR US + 0.74%), 5.89%, 04/20/62(a)(b)	USD	478	$ 468,956
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. LIBOR US + 0.92%), 6.18%, 10/15/29(a)(b)		393	390,540
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		2,002	1,984,834
OCP CLO Ltd., Series 2020-19A, Class BR, (3-mo. LIBOR US + 1.70%), 6.95%, 10/20/34(a)(b)		250	247,272
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 10/15/34(a)(b)		300	290,623
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 0.97%), 6.23%, 04/15/31(a)(b)		435	431,306
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)		1,990	1,879,322
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		572	517,429
Series 2022-S1, Class A, 4.13%, 05/14/35(a)		689	658,251
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		875	858,937
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. LIBOR US + 1.50%), 6.76%, 01/17/31(a)(b)		250	246,762
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 1.13%), 6.39%, 01/17/31(a)(b)		1,121	1,116,265
Series 2018-2A, Class A1A, (3-mo. LIBOR US + 1.10%), 6.36%, 07/16/31(a)(b)		250	248,336
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. LIBOR US + 0.80%), 6.05%, 07/20/29(a)(b)		650	644,964
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3-mo. LIBOR US + 1.00%), 6.25%, 10/20/31(a)(b)		750	738,535
PFS Financing Corp.
Series 2020-G, Class A, 0.97%, 02/15/26(a)		370	357,979
Series 2021-A, Class A, 0.71%, 04/15/26(a)		230	220,299
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	683,632
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,030,322
Pikes Peak CLO 8, Series 2021-8A, Class B, (3-mo. LIBOR US + 1.75%), 7.00%, 07/20/34(a)(b)		250	247,948
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3, 4.81%, 09/22/28(a)		1,080	1,065,206
Prodigy Finance DAC, Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.45%, 07/25/51(a)(b)		81	79,638
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		524	445,555
RAD CLO 1 Ltd., Series 2018-1A, Class AR, (3-mo. LIBOR US + 0.98%), 6.24%, 07/15/31(a)(b)		500	494,702
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		421	356,808
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		140	140,719
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3, 3.40%, 12/15/26		1,025	1,011,732
SLM Student Loan Trust, Series 2013-4, Class A, (1-mo. LIBOR US + 0.55%), 5.70%, 06/25/27(b)		170	164,516
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1-mo. LIBOR US + 1.50%), 6.69%, 05/15/31(a)(b)		273	273,305
Series 2016-B, Class A2B, (1-mo. LIBOR US + 1.45%), 6.64%, 02/17/32(a)(b)		306	305,695

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2017-A, Class A2B, (1-mo. LIBOR US + 0.90%), 6.09%, 09/15/34(a)(b)	USD	799	$ 794,412
Series 2019-B, Class A2B, (1-mo. LIBOR US + 1.00%), 6.19%, 06/15/37(a)(b)		763	753,263
Series 2021-A, Class A2A1, (1-mo. LIBOR US + 0.73%), 5.92%, 01/15/53(a)(b)		905	881,192
Series 2021-A, Class APL, (1-mo. LIBOR US + 0.73%), 5.92%, 01/15/53(a)(b)		1,007	974,881
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		742	666,908
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		786	738,825
Series 2023-B, Class A1B, (SOFR30A + 1.80%), 0.00%, 10/16/56(a)(b)		805	806,741
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		228	209,672
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		303	271,737
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,414,713
Series 2022-B, Class A3, 2.93%, 09/15/26		1,241	1,200,541
Series 2022-B, Class A4, 3.11%, 08/16/27		573	542,760
Series 2023-B, Class A3, 4.71%, 02/15/28		999	988,325
Volkswagen Auto Loan Enhanced Trust
Series 2021-1, Class A3, 1.02%, 06/22/26		1,217	1,171,030
Series 2023-1, Class A3, 5.02%, 06/20/28		446	444,356
Voya CLO Ltd., Series 2018-3A, Class A1A, (3-mo. LIBOR US + 1.15%), 6.41%, 10/15/31(a)(b)		1,000	991,942
Total Asset-Backed Securities — 31.6% (Cost: $131,327,244)			127,580,811
Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Co., 2.20%, 02/04/26		675	619,520
L3Harris Technologies, Inc., 4.40%, 06/15/28		218	209,528
Northrop Grumman Corp., 3.25%, 01/15/28		200	186,516
Raytheon Technologies Corp.
3.65%, 08/16/23		30	29,925
4.13%, 11/16/28		700	674,194
			1,719,683
Automobiles — 0.6%
Daimler Truck Finance North America LLC, 2.00%, 12/14/26(a)		150	133,898
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)		86	72,959
2.75%, 03/09/28(a)		100	82,182
Nissan Motor Co. Ltd.
2.65%, 03/17/26(c)	EUR	371	378,415
4.35%, 09/17/27(a)	USD	300	272,852
Stellantis NV
3.75%, 03/29/24(c)	EUR	135	146,902
2.00%, 03/20/25(c)		500	526,457
Traton Finance Luxembourg SA
0.00%, 06/14/24(c)		500	523,457
4.13%, 11/22/25(c)		100	107,877
Volkswagen Bank GmbH, 4.25%, 01/07/26(c)		300	324,307
			2,569,306
Banks — 7.3%
Bank of America Corp.
0.98%, 09/25/25	USD	1,530	1,437,466
1.32%, 06/19/26		234	214,348
5.08%, 01/20/27		700	689,261
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
4.38%, 04/27/28	USD	500	$ 479,992
6.20%, 11/10/28		50	51,392
5.20%, 04/25/29		760	751,694
Series N, 1.66%, 03/11/27		733	659,613
Barclays PLC
1.01%, 12/10/24		1,200	1,169,886
3.93%, 05/07/25		800	781,813
5.83%, 05/09/27		991	977,526
7.39%, 11/02/28		219	228,112
Citigroup, Inc.
3.11%, 04/08/26		1,360	1,298,386
5.61%, 09/29/26		570	569,225
1.12%, 01/28/27		100	89,144
1.46%, 06/09/27		580	515,087
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		270	246,901
Discover Bank, 2.45%, 09/12/24		250	236,755
HSBC Holdings PLC
2.25%, 11/22/27		865	767,524
4.76%, 06/09/28		200	192,161
7.39%, 11/03/28		200	211,077
4.58%, 06/19/29		200	188,216
HSBC U.S.A., Inc., 5.63%, 03/17/25		1,600	1,592,858
ING Groep NV
0.10%, 09/03/25(c)	EUR	100	103,624
1.73%, 04/01/27	USD	280	249,358
JPMorgan Chase & Co.
3.80%, 07/23/24		632	631,244
4.02%, 12/05/24		1,975	1,957,934
2.30%, 10/15/25		940	895,737
2.60%, 02/24/26		1,020	967,208
2.08%, 04/22/26		821	768,868
1.05%, 11/19/26		800	716,583
4.85%, 07/25/28		20	19,732
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25		965	883,533
4.79%, 07/18/25		1,420	1,399,613
Mizuho Financial Group, Inc., 1.23%, 05/22/27		200	175,728
Morgan Stanley Bank N.A., 4.75%, 04/21/26		325	320,213
National Australia Bank Ltd, 4.94%, 01/12/28		655	654,638
NatWest Markets PLC, 1.60%, 09/29/26(a)		427	374,377
PNC Financial Services Group, Inc., 5.58%, 06/12/29		800	796,235
Royal Bank of Canada, 6.00%, 11/01/27		649	664,619
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26		825	735,412
5.46%, 01/13/26		325	323,915
Truist Financial Corp., 6.05%, 06/08/27		485	485,201
U.S. Bancorp, 5.78%, 06/12/29		675	674,798
Wells Fargo & Co.
3.53%, 03/24/28		1,005	938,016
4.81%, 07/25/28		141	137,817
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,170,762
			29,393,602
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 04/13/28		1,000	967,001
Biotechnology — 0.4%
Amgen, Inc., 5.15%, 03/02/28		1,640	1,638,523
Broadline Retail — 0.1%
Booking Holdings, Inc., 1.80%, 03/03/27	EUR	200	202,339

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets — 2.7%
Credit Suisse AG
0.50%, 02/02/24	USD	1,200	$ 1,154,363
3.70%, 02/21/25		500	477,802
Deutsche Bank AG
1.45%, 04/01/25		345	327,832
2.55%, 01/07/28		330	286,145
Goldman Sachs Group, Inc.
0.66%, 09/10/24		620	613,028
3.50%, 01/23/25		450	434,195
3.27%, 09/29/25		1,410	1,362,305
2.64%, 02/24/28		410	372,011
4.48%, 08/23/28		263	254,273
4.00%, 09/21/29(c)	EUR	148	159,151
Series VAR, 1.09%, 12/09/26	USD	500	445,568
Morgan Stanley
2.48%, 01/21/28		285	257,194
4.21%, 04/20/28		200	192,129
6.30%, 10/18/28		1,900	1,952,345
5.12%, 02/01/29		105	103,555
5.16%, 04/20/29		435	429,687
UBS Group AG
1.01%, 07/30/24(a)		645	642,315
1.25%, 09/01/26(c)	EUR	200	196,265
4.70%, 08/05/27(a)	USD	1,100	1,051,358
			10,711,521
Chemicals — 0.2%
Linde PLC, 3.63%, 06/12/25(c)	EUR	200	217,426
LYB International Finance III LLC, 1.25%, 10/01/25	USD	491	443,979
			661,405
Commercial Services & Supplies — 0.2%
Conti-Gummi Finance BV, 1.13%, 09/25/24(c)	EUR	395	415,210
Republic Services, Inc., 0.88%, 11/15/25	USD	365	328,374
			743,584
Consumer Finance — 1.8%
American Express Co.
3.63%, 12/05/24		577	560,415
2.55%, 03/04/27		1,205	1,097,043
Capital One Financial Corp.
4.17%, 05/09/25		700	681,884
2.64%, 03/03/26		20	18,676
5.47%, 02/01/29		668	639,919
6.31%, 06/08/29		1,290	1,281,310
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	496,473
General Motors Financial Co., Inc.
2.90%, 02/26/25		244	231,515
6.05%, 10/10/25		100	100,175
2.35%, 02/26/27		340	303,072
2.70%, 08/20/27		300	265,677
Hyundai Capital America, 1.65%, 09/17/26(a)		415	365,612
Synchrony Financial
4.38%, 03/19/24		1,150	1,127,532
4.88%, 06/13/25		24	22,805
Toyota Motor Credit Corp., 5.40%, 11/10/25		19	19,124
Volkswagen Leasing GmbH, 1.63%, 08/15/25(c)	EUR	105	108,229
			7,319,461
Consumer Staples Distribution & Retail — 0.0%
7-Eleven, Inc., 0.95%, 02/10/26(a)	USD	125	111,666
Containers & Packaging — 0.1%
Sonoco Products Co., 2.25%, 02/01/27		325	290,380
Security		Par (000)	Value
Diversified REITs — 1.2%
American Tower Corp.
2.40%, 03/15/25	USD	1,405	$ 1,322,883
0.45%, 01/15/27	EUR	290	274,295
3.65%, 03/15/27	USD	310	290,205
Crown Castle, Inc.
3.70%, 06/15/26		500	474,945
1.05%, 07/15/26		820	717,872
Digital Euro Finco LLC, 2.63%, 04/15/24(c)	EUR	515	549,356
Equinix, Inc.
1.25%, 07/15/25	USD	150	136,820
1.80%, 07/15/27		600	519,797
VICI Properties LP, 4.38%, 05/15/25		730	705,512
			4,991,685
Diversified Telecommunication Services — 0.4%
AT&T Inc.
3.55%, 11/18/25	EUR	440	474,104
1.70%, 03/25/26	USD	665	606,142
NTT Finance Corp., 4.37%, 07/27/27(a)		275	268,802
Verizon Communications, Inc.
3.88%, 02/08/29		195	182,888
1.75%, 01/20/31		185	145,953
			1,677,889
Electric Utilities — 1.4%
Edison International, 4.70%, 08/15/25		860	840,070
Eversource Energy
4.75%, 05/15/26		285	279,324
2.90%, 03/01/27		750	691,005
5.45%, 03/01/28		245	246,643
Exelon Corp.
2.75%, 03/15/27		170	155,558
5.15%, 03/15/28		405	403,158
Florida Power & Light Co.
5.05%, 04/01/28		395	398,034
4.40%, 05/15/28		188	184,468
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(c)	EUR	295	302,619
NextEra Energy Capital Holdings, Inc., 1.88%, 01/15/27	USD	550	490,250
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/28(a)		290	282,098
Pacific Gas & Electric Co., 3.45%, 07/01/25		255	240,764
Pacific Gas and Electric Co., 6.10%, 01/15/29		660	649,382
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		332	315,484
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27		355	339,922
			5,818,779
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		308	283,434
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24		250	240,248
3.50%, 01/15/25		450	430,834
2.45%, 10/29/26		210	187,562
5.75%, 06/06/28		605	599,995
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		40	34,660
Fidelity National Information Services, Inc., 4.50%, 07/15/25		700	684,300

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Nasdaq, Inc., 5.35%, 06/28/28	USD	800	$ 801,154
WPP Finance SA, 4.13%, 05/30/28(c)	EUR	220	239,685
			3,218,438
Food Products — 0.0%
General Mills, Inc., 5.24%, 11/18/25	USD	155	155,019
Ground Transportation — 0.8%
Canadian Pacific Railway Co., 1.75%, 12/02/26		245	220,223
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.20%, 11/15/25(a)		1,130	1,005,022
Ryder System, Inc.
3.65%, 03/18/24		1,300	1,278,347
2.85%, 03/01/27		370	338,020
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)		200	174,760
2.30%, 06/15/28(a)		200	170,106
			3,186,478
Health Care Providers & Services — 0.7%
Elevance Health, Inc.
5.35%, 10/15/25		860	858,137
3.65%, 12/01/27		700	660,881
HCA, Inc.
5.25%, 04/15/25		400	394,864
3.13%, 03/15/27(a)		305	280,093
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	102,721
UnitedHealth Group, Inc., 4.25%, 01/15/29		700	680,082
			2,976,778
Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26		245	214,699
Household Products — 0.1%
Procter & Gamble Co, 3.25%, 08/02/26	EUR	253	272,844
Industrial Conglomerates — 0.2%
Honeywell International, Inc., Series 4Y, 3.50%, 05/17/27		150	160,899
Roper Technologies, Inc., 1.00%, 09/15/25	USD	465	422,793
			583,692
Industrial REITs — 0.2%
Prologis LP, 4.88%, 06/15/28		715	708,522
Insurance — 0.0%
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27		194	177,386
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.60%, 05/15/28		558	551,814
IT Services — 0.4%
Fiserv, Inc., 5.45%, 03/02/28		600	602,930
Global Payments, Inc., 2.15%, 01/15/27		965	857,742
			1,460,672
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, 03/15/28		323	302,802
Informa PLC, 2.13%, 10/06/25(c)	EUR	437	454,371
			757,173
Metals & Mining — 0.0%
Steel Dynamics, Inc., 2.40%, 06/15/25	USD	25	23,350
Multi-Utilities — 0.7%
NiSource, Inc., 5.25%, 03/30/28		325	324,743
ONE Gas, Inc., 1.10%, 03/11/24		1,282	1,240,291
Security		Par (000)	Value
Multi-Utilities (continued)
Redexis Gas Finance BV, 1.88%, 05/28/25(c)	EUR	300	$ 311,582
Sempra Energy, 3.30%, 04/01/25	USD	320	306,877
WEC Energy Group, Inc., 4.75%, 01/09/26		755	743,580
			2,927,073
Oil, Gas & Consumable Fuels — 2.1%
BP Capital Markets America, Inc., 3.94%, 09/21/28		576	551,059
Enbridge, Inc., 2.50%, 02/14/25		670	636,349
Energy Transfer LP
4.50%, 04/15/24		500	494,253
2.90%, 05/15/25		910	862,207
Eni SpA, 3.63%, 05/19/27(c)	EUR	240	257,538
Enterprise Products Operating LLC, 4.15%, 10/16/28	USD	700	669,219
Kinder Morgan, Inc., 4.30%, 06/01/25		800	780,306
Marathon Petroleum Corp., 4.70%, 05/01/25		235	230,567
MPLX LP, 1.75%, 03/01/26		655	594,558
Occidental Petroleum Corp., 8.50%, 07/15/27		300	324,063
Pioneer Natural Resources Co.
1.13%, 01/15/26		310	279,155
5.10%, 03/29/26		240	238,560
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	499,140
TotalEnergies Capital International SA, 0.75%, 07/12/28(c)	EUR	200	188,768
Williams Cos., Inc., 5.40%, 03/02/26	USD	1,915	1,909,995
			8,515,737
Pharmaceuticals — 0.5%
Bayer AG
4.00%, 08/26/26(c)	EUR	280	305,631
0.75%, 01/06/27(c)		200	195,070
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	USD	1,479	1,453,696
			1,954,397
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		795	758,105
Broadcom, Inc., 3.63%, 10/15/24		1,515	1,472,876
NXP BV/NXP Funding LLC, 4.88%, 03/01/24		1,800	1,776,006
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		1,465	1,389,611
			5,396,598
Software — 0.8%
Oracle Corp.
2.65%, 07/15/26		1,747	1,615,060
4.50%, 05/06/28		80	77,836
VMware, Inc., 1.40%, 08/15/26		1,610	1,421,698
			3,114,594
Specialized REITs — 0.5%
American Tower Corp.
3.55%, 07/15/27		600	555,870
5.25%, 07/15/28		730	721,350
Crown Castle, Inc., 4.80%, 09/01/28		590	572,322
			1,849,542
Tobacco — 0.6%
Altria Group, Inc., 2.35%, 05/06/25		260	244,675
BAT Capital Corp.
3.22%, 08/15/24		747	724,934
2.79%, 09/06/24		700	673,349
3.56%, 08/15/27		755	694,269
			2,337,227

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.30%, 02/01/25	USD	240	$ 225,678
1.88%, 08/15/26		285	253,100
			478,778
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., 3.20%, 03/15/27(a)		792	736,318
Sprint LLC, 7.13%, 06/15/24		900	908,049
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		175	172,716
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		224	202,406
2.25%, 02/15/26		642	589,905
2.63%, 04/15/26		305	282,658
3.75%, 04/15/27		1,584	1,499,423
2.05%, 02/15/28		557	482,967
			4,874,442
Total Corporate Bonds — 28.5% (Cost: $118,587,365)			114,835,511
Foreign Agency Obligations
Canada — 0.3%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,393,816
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	214,089
Total Foreign Agency Obligations — 0.4% (Cost: $1,698,141)			1,607,905
Foreign Government Obligations
Canada — 0.2%
Ontario Teachers’ Finance Trust, 4.25%, 04/25/28(a)		965	945,380
Uruguay — 0.0%
Republic of Uruguay, 4.38%, 01/23/31		0(d)	3
Total Foreign Government Obligations — 0.2% (Cost: $963,969)			945,383
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		147	134,086
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		305	273,526
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(e)		269	259,741
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		157	138,666
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		132	120,853
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 4.50%, 05/20/34(b)		26	24,399
Credit Suisse Mortgage Capital Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		297	271,007
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. LIBOR US + 0.85%), 5.99%, 03/25/50(a)(b)		436	403,863
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		692	666,130
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		248	211,431
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)	USD	536	$ 430,186
Homeward Opportunities Fund I Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(e)		191	183,733
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		247	234,039
Series 2016-2, Class A1, 6.62%, 06/25/46(a)(b)		66	60,372
Series 2021-7, Class A3, 2.50%, 11/25/51(a)(b)		1,029	829,794
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		382	320,203
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		441	368,691
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		297	248,992
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 2.75%, 01/25/61(a)(b)		246	237,331
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		345	317,296
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. LIBOR US + 0.90%), 6.05%, 01/25/60(a)(b)		1,000	963,769
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		198	164,990
PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		339	277,210
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		459	385,381
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(e)		155	150,685
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		186	170,258
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		330	316,004
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(e)		158	136,906
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(e)		389	354,995
			8,654,537
Commercial Mortgage-Backed Securities — 7.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. LIBOR US + 0.88%), 6.06%, 09/15/34(a)(b)		600	581,787
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. LIBOR US + 1.15%), 6.34%, 04/15/34(a)(b)		420	369,424
BANK, Series 2022-BNK42, Class A5, 4.49%, 06/15/55(b)		350	329,861
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		400	339,576
Series 2019-C5, Class ASB, 2.99%, 11/15/52		250	230,727
BBCMS Mortgage Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/56		420	417,679
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.01%, 04/15/36(a)(b)		1,000	962,648
Benchmark Mortgage Trust
Series 2018-B5, Class C, 4.76%, 07/15/51(b)		500	368,639
Series 2022-B34, Class AM, 3.96%, 04/15/55(b)		265	222,131
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 6.18%, 10/15/36(a)(b)		577	573,724
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.16%, 02/15/39(a)(b)		278	269,986
BX Trust
Series 2018-BILT, Class D, (1-mo. LIBOR US + 1.77%), 7.21%, 05/15/30(a)(b)		270	263,884

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 6.64%, 04/15/37(a)(b)	USD	824	$ 811,452
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.69%, 05/15/38(a)(b)		460	458,846
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	477,337
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	480,076
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	747,758
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	746,440
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	494,382
Commercial Mortgage Trust
Series 2013-CR8, Class B, 3.84%, 06/10/46(a)(b)		299	278,877
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		94	94,116
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,000	980,036
Series 2014-LC15, Class A4, 4.01%, 04/10/47		1,250	1,232,835
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	985,851
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		308	300,243
Series 2015-CR24, Class B, 4.49%, 08/10/48(b)		500	456,438
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	520,641
Credit Suisse Mortgage Capital Trust, Series 2021-980M, Class C, 3.20%, 07/15/31(a)		170	130,826
Credit Suisse Mortgage Trust, Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.29%, 09/09/24(a)(b)		280	279,706
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	843,132
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.73%, 04/25/48(a)(b)		290	277,648
GS Mortgage Securities Trust
Series 2013-GC13, Class A5, 4.09%, 07/10/46(b)		308	303,669
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		54	53,531
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		340	332,006
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.34%, 08/15/39(a)(b)		760	760,237
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.24%, 03/15/28(a)(b)		410	403,321
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 7.94%, 03/15/28(a)(b)		615	604,212
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.39%, 10/15/39(a)(b)		500	498,439
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		540	504,105
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	486,023
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		380	365,304
Series 2015-C28, Class ASB, 3.04%, 10/15/48		520	503,667
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	401,184
Series 2019-BKWD, Class A, (1-mo. LIBOR US + 1.25%), 6.44%, 09/15/29(a)(b)		207	192,132
Series 2019-MFP, Class A, (1-mo. LIBOR US + 0.96%), 6.15%, 07/15/36(a)(b)		222	220,167
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.91%), 6.06%, 04/15/38(a)(b)		142	139,418
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.33%, 09/15/39(a)(b)		180	180,054
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	72,420
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Life Mortgage Trust, Series 2021-BMR, Class A, (1-mo. CME Term SOFR + 0.81%), 5.96%, 03/15/38(a)(b)	USD	531	$ 517,139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class A4, 4.05%, 04/15/47		1,765	1,743,632
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	313,842
Series 2016-C30, Class ASB, 2.73%, 09/15/49		159	151,830
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,207	1,133,513
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.33%, 05/15/37(a)(b)		270	262,239
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		552	539,323
Series 2015-C26, Class B, 3.78%, 02/15/48		515	474,933
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	470,153
Series 2016-LC24, Class A3, 2.68%, 10/15/49		809	738,305
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	710,727
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	710,497
			29,312,728
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.85%, 09/15/48(b)		4,278	54,376
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 1.00%, 05/10/48(b)		1,862	22,017
Series 2015-LC21, Class XA, 0.79%, 07/10/48(b)		4,438	44,890
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.02%, 01/15/49(b)		603	23,554
			144,837
Mortgage-Backed Securities — 0.9%
Fannie Mae, Series 2022-65, Class FB, (SOFR (30-day) + 0.80%), 5.87%, 09/25/52(b)		3,834	3,736,879
Total Non-Agency Mortgage-Backed Securities — 10.4% (Cost: $44,757,439)			41,848,981
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.4%
Southern Co., 4.48%, 08/01/24(e)		1,490	1,462,783
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.4%
Fannie Mae
0.54%, 10/27/25		4,500	4,077,041
0.74%, 08/25/27		1,000	857,498
0.81%, 09/25/28		1,000	828,762
Federal Farm Credit Banks Funding Corp.
2.25%, 08/15/29		1,000	882,658
2.17%, 10/29/29		700	613,373
1.68%, 09/17/35		2,080	1,509,172
Federal Home Loan Banks
0.60%, 12/30/26		1,000	862,009
2.06%, 09/27/29		1,000	862,263
2.18%, 11/06/29		700	613,438
Freddie Mac
5.68%, 04/03/25		1,160	1,154,575
0.60%, 09/30/25		3,000	2,727,688

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Agency Obligations (continued)
Freddie Mac
0.65%, 05/28/26	USD	1,000	$ 883,965
0.90%, 10/13/27		2,000	1,734,195
			17,606,637
Collateralized Mortgage Obligations — 1.5%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		127	122,750
Series 2019-73, Class P, 3.00%, 03/25/48		541	501,697
Series 2020-79, Class JA, 1.50%, 11/25/50		489	414,049
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		56	54,988
Series 3986, Class M, 4.50%, 09/15/41		15	14,741
Series 4274, Class PN, 3.50%, 10/15/35		79	76,001
Series 4390, Class CA, 3.50%, 06/15/50		63	60,842
Series 4459, Class BN, 3.00%, 08/15/43		285	259,142
Series 4482, Class DH, 3.00%, 06/15/42		42	40,570
Series 4494, Class KA, 3.75%, 10/15/42		97	94,011
Series 4752, Class PL, 3.00%, 09/15/46		349	322,678
Series 4777, Class CB, 3.50%, 10/15/45		302	287,581
Series 4941, Class MB, 3.00%, 07/25/49		299	264,233
Series 5000, Class MA, 2.00%, 06/25/44		241	214,509
Series 5006, Class KA, 2.00%, 06/25/45		684	601,638
Series 5105, Class LA, 1.50%, 04/15/44		2,178	2,030,512
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		430	390,401
Series 2020-127, Class LP, 1.50%, 06/20/50		415	328,306
			6,078,649
Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		1,327	1,292,424
Mortgage-Backed Securities — 11.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		1,461	1,316,981
2.50%, 12/01/27 - 04/01/32		1,043	969,686
3.00%, 09/01/30 - 09/01/35		2,359	2,215,930
4.00%, 03/01/32 - 08/01/49		10,179	9,788,031
4.50%, 09/01/26 - 01/01/48		2,331	2,288,286
5.00%, 07/01/25 - 06/01/39		1,310	1,319,456
(12-mo. LIBOR US + 1.59%), 2.96%, 06/01/45(b)		130	125,534
(12-mo. LIBOR US + 1.59%), 5.47%, 10/01/45(b)		76	76,055
(12-mo. LIBOR US + 1.60%), 4.56%, 07/01/44(b)		133	133,711
(12-mo. LIBOR US + 1.71%), 5.20%, 07/01/43(b)		232	234,393
Freddie Mac, 4.20%, 08/28/25		1,300	1,274,094
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27		161	153,776
3.00%, 02/01/36		350	324,820
4.00%, 09/01/33 - 06/01/37		1,433	1,392,219
4.50%, 03/01/49 - 01/01/50		3,016	2,976,169
(12-mo. LIBOR US + 1.62%), 3.22%, 05/01/45(b)		423	407,465
(12-mo. LIBOR US + 1.62%), 4.21%, 03/01/45(b)		177	175,478
Uniform Mortgage-Backed Securities
3.00%, 07/01/53(f)		4,515	3,973,376
3.50%, 07/01/53(f)		4,425	4,032,108
4.00%, 07/01/53(f)		8,495	7,971,695
4.50%, 07/01/53(f)		4,135	3,975,415
			45,124,678
Total U.S. Government Sponsored Agency Securities — 17.4% (Cost: $73,278,879)			70,102,388
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes, 1.25%, 04/15/28	USD	2,241	$ 2,167,764
U.S. Treasury Notes
1.50%, 02/29/24		12,000	11,691,563
4.00%, 02/15/26		11,250	11,077,295
Total U.S. Treasury Obligations — 6.2% (Cost: $25,050,927)			24,936,622
Total Long-Term Investments — 95.1% (Cost: $397,157,313)			383,320,384
Short-Term Securities
Commercial Paper — 1.5%
American Honda Finance Corp., 5.48%, 07/21/23(g)		2,400	2,392,586
General Motor Financial Co., Inc., 5.66%, 10/16/23(g)		1,500	1,472,901
Harley-Davidson Funding Corp., 5.96%, 08/16/23(g)		1,000	992,579
Societe Generale SA, 5.71%, 03/06/24(g)		1,200	1,152,929
			6,010,995
Shares
Money Market Funds — 2.2%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.96%(h)	8,860,841	8,860,840
		Par (000)
U.S. Treasury Obligations(g) — 5.4%
U.S. Treasury Bills
4.90%, 10/19/23	USD	13,500	13,289,350
5.17%, 03/21/24		9,000	8,664,787
			21,954,137
Total Short-Term Securities — 9.1% (Cost: $36,860,145)			36,825,972
Total Investments Before TBA Sale Commitments — 104.2% (Cost: $434,017,458)			420,146,356
TBA Sale Commitments(f)
Mortgage-Backed Securities — (3.9)%
Uniform Mortgage-Backed Securities
3.00%, 07/01/53		(4,515)	(3,973,376)
3.50%, 07/01/53		(4,425)	(4,032,108)
4.00%, 07/01/53		(4,180)	(3,922,506)
4.50%, 07/01/53		(4,135)	(3,975,415)
Total TBA Sale Commitments — (3.9)% (Proceeds: $(16,003,684))			(15,903,405)
Total Investments Net of TBA Sale Commitments — 100.3% (Cost: $418,013,774)			404,242,951
Liabilities in Excess of Other Assets — (0.3)%			(1,217,170)
Net Assets — 100.0%			$ 403,025,781
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Rounds to less than 1,000.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represents or includes a TBA transaction.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	738	09/29/23	$ 150,068	$ (2,131,035)
3-month SOFR	6	03/18/25	1,440	289
3-month SONIA	61	03/18/25	18,272	(115,645)
				(2,246,391)
Short Contracts
Euro-Bobl	19	09/07/23	2,399	35,633
Euro-Schatz	25	09/07/23	2,860	13,203
Japanese Government Bonds (10 Year)	5	09/12/23	5,147	(22,691)
U.S. Treasury Bonds (30 Year)	37	09/20/23	4,696	4,031
U.S. Treasury Notes (10 Year)	27	09/20/23	3,031	25,894
U.S. Ultra Treasury Bonds	3	09/20/23	409	(2,935)
U.S. Ultra Treasury Notes (10 Year)	101	09/20/23	11,962	78,874
U.S. Treasury Notes (5 Year)	374	09/29/23	40,053	680,961
				812,970
				$ (1,433,421)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,916,000	USD	2,094,410	Royal Bank of Canada	09/20/23	$ 4,855
USD	390,028	CAD	514,000	NatWest Markets PLC	09/20/23	1,536
USD	8,518,946	EUR	7,763,000	BNP Paribas SA	09/20/23	13,416
						$19,807
USD	221,460	EUR	205,688	Bank of America N.A.	09/20/23	(3,902)
USD	338,785	EUR	312,000	Deutsche Bank AG	09/20/23	(3,058)
USD	176,675	EUR	164,000	Deutsche Bank AG	09/20/23	(3,012)
USD	236,382	EUR	219,000	Royal Bank of Canada	09/20/23	(3,565)
						$(13,537)
						$ 6,270

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1	1.00%	Quarterly	06/20/28	USD	13,270	$ (203,321)	$ (124,860)	$ (78,461)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 127,580,811	$ —	$ 127,580,811
Corporate Bonds	—	114,835,511	—	114,835,511
Foreign Agency Obligations	—	1,607,905	—	1,607,905
Foreign Government Obligations	—	945,383	—	945,383
Non-Agency Mortgage-Backed Securities	—	41,848,981	—	41,848,981
Preferred Securities	—	1,462,783	—	1,462,783
U.S. Government Sponsored Agency Securities	—	70,102,388	—	70,102,388
U.S. Treasury Obligations	—	24,936,622	—	24,936,622
Short-Term Securities
Commercial Paper	—	6,010,995	—	6,010,995
Money Market Funds	8,860,840	—	—	8,860,840
U.S. Treasury Obligations	—	21,954,137	—	21,954,137
Liabilities
TBA Sale Commitments	—	(15,903,405)	—	(15,903,405)
	$ 8,860,840	$ 395,382,111	$ —	$ 404,242,951
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 19,807	$ —	$ 19,807
Interest Rate Contracts	838,885	—	—	838,885
Liabilities
Credit Contracts	—	(78,461)	—	(78,461)
Foreign Currency Exchange Contracts	—	(13,537)	—	(13,537)
Interest Rate Contracts	(2,272,306)	—	—	(2,272,306)
	$ (1,433,421)	$ (72,191)	$ —	$ (1,505,612)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series S Portfolio
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To-be-Announced